Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2019		Apr. 30, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Basic earnings per common share
Net income attributable to common shareholders	$ 1,839	[1]	$ 2,125	[1]	$ 1,956	$ 6,071	[1]	$ 6,247
Weighted average number of common shares outstanding	1,221		1,224		1,223	1,224		1,207
Basic earnings per common share	$ 1.51	[1]	$ 1.74	[1]	$ 1.60	$ 4.96	[1]	$ 5.18
Diluted earnings per common share
Net income attributable to common shareholders	$ 1,839	[1]	$ 2,125	[1]	$ 1,956	$ 6,071	[1]	$ 6,247
Dilutive impact of share-based payment options and others	40		37		(39)	121		(5)
Net income attributable to common shareholders (diluted)	$ 1,879		$ 2,162		$ 1,917	$ 6,192		$ 6,242
Weighted average number of common shares outstanding	1,221		1,224		1,223	1,224		1,207
Dilutive impact of share-based payment options and others	30		28		17	29		16
Weighted average number of diluted common shares outstanding	1,251		1,252		1,240	1,253		1,223
Diluted earnings per common share	$ 1.50	[1]	$ 1.73	[1]	$ 1.55	$ 4.94	[1]	$ 5.10

[1]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).